Revenue Disaggregation (Tables)	9 Months Ended
Sep. 30, 2022
Revenue Disaggregation
Schedule of revenues by source

	For the Nine Months Ended September 30,
	2021	2022
Vehicle sales	15,752,753	26,838,104
Other sales and services	636,574	798,838
Total	16,389,327	27,636,942

Schedule of revenue by timing of recognition

	For the Nine Months Ended September 30,
	2021	2022
Revenue recognized at a point in time	16,328,599	27,521,216
Including: Vehicle sales	15,752,753	26,838,104
Other sales and services	575,846	683,112
Revenue recognized over time	60,728	115,726
Total	16,389,327	27,636,942